UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22005
Wells Fargo Advantage Global Dividend Opportunity Fund
(Exact name of registrant as specified in charter)
525 Market Street, 12th Floor, San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor, San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS
ITEM 2. CONTROLS AND PROCEDURES
SIGNATURES
Certifications

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

Shares	Security Name	Value

Common Stocks: 67.41%

Brazil: 0.17%
25,000	Vivo Participacoes SA ADR (Telecommunication Services, Wireless Telecommunication Services)	$851,000

Finland: 2.92%
475,004	Fortum Oyj (Utilities, Electric Utilities)	14,632,917

France: 6.96%
225,000	Bouygues SA (Industrials, Construction & Engineering)	10,477,080
900,000	France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	19,660,314
230,000	Suez Environnement SA (Utilities, Multi-Utilities)	4,750,335

		34,887,729

Germany: 2.58%
706,274	Deutsche Post AG (Industrials, Air Freight & Logistics)	12,948,067

Italy: 15.87%
2,875,001	Enel SpA (Utilities, Electric Utilities)	16,247,113
1,000,000	ENI SpA (Energy, Oil, Gas & Consumable Fuels)	23,686,300
5,963,673	Hera SpA (Utilities, Multi-Utilities)	13,872,615
2,500,000	Mediaset SpA (Consumer Discretionary, Media)	16,232,988
2,175,000	TERNA SpA (Utilities, Electric Utilities)	9,499,507

		79,538,523

Portugal: 2.23%
959,797	Portugal Telecom SGPS SA ADR (Telecommunication Services, Diversified Telecommunication Services)	11,191,233

Spain: 3.12%
513,888	Iberdrola SA (Utilities, Electric Utilities)	4,404,473
220,000	Red Electrica de Espana (Utilities, Electric Utilities)	11,226,211

		15,630,684

Sweden: 4.42%
1,002,238	Tele2 AB Series B (Telecommunication Services, Diversified Telecommunication Services)	22,143,671

United Kingdom: 5.15%
250,000	National Grid plc (Utilities, Multi-Utilities)	2,212,556
300,000	Pennon Group plc (Utilities, Water Utilities)	2,897,747
190,000	Scottish & Southern Energy plc (Utilities, Electric Utilities)	3,527,435
500,000	Severn Trent plc (Utilities, Water Utilities)	10,956,657
390,223	United Utilities Group plc (Utilities, Multi-Utilities)	3,397,304
100,000	Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	2,836,000

		25,827,699

United States: 23.99%
131,000	Ameresco Incorporated Class A (Industrials, Building Products)†	2,029,190
25,000	American Assets Trust Incorporated (Financials, Real Estate Investment Trusts (REITs))†	532,250
100,000	American Water Works Company Incorporated (Utilities, Water Utilities)	2,550,000
200,000	CenterPoint Energy Incorporated (Utilities, Multi-Utilities)	3,230,000
500,000	Chatham Lodging Trust (Financials, Real Estate Investment Trusts (REITs))	8,270,000
100,000	Colony Financial Incorporated (Financials, Real Estate Investment Trusts (REITs))	2,020,000
250,000	Comcast Corporation Class A (Consumer Discretionary, Media)#	5,687,500
50,000	Constellation Energy Group Incorporated (Utilities, Independent Power Producers & Energy Traders)	1,612,500
25,000	Convergys Corporation (Information Technology, IT Services)†	356,000
66,400	EQT Corporation (Energy, Oil, Gas & Consumable Fuels)	3,199,816
1,275,000	Excel Trust Incorporated (Financials, Real Estate Investment Trusts (REITs))	16,294,500
25,000	FirstEnergy Corporation (Utilities, Electric Utilities)	978,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

Shares	Security Name	Value

United States (continued)
125,000	Hawaiian Electric Industries Incorporated (Utilities, Electric Utilities)	$3,112,500
65,000	Hicks Acquisition Company II Incorporated (Financials, Consumer Finance)†	659,750
200,000	Invesco Mortgage Capital (Financials, Real Estate Investment Trusts (REITs))	4,474,000
100,000	Kayne Anderson MLP Investment Company (Energy, Oil, Gas & Consumable Fuels)	2,950,000
37,899	Middlesex Water Company (Utilities, Water Utilities)	673,844
100,000	National Fuel Gas Company (Utilities, Gas Utilities)	6,834,000
75,000	NII Holdings Incorporated (Telecommunication Services, Wireless Telecommunication Services)†	3,148,500
330,000	Niska Gas Storage Partners LLC (Energy, Oil, Gas & Consumable Fuels)	6,652,800
300,000	NV Energy Incorporated (Utilities, Electric Utilities)	4,311,000
1,010,400	optionsXpress Holdings Incorporated (Financials, Capital Markets)	15,014,544
40,000	Pennichuck Corporation (Utilities, Water Utilities)	1,124,000
55,000	PG&E Corporation (Utilities, Multi-Utilities)	2,545,400
50,000	SCANA Corporation (Utilities, Multi-Utilities)	2,113,500
249,999	Shenandoah Telecommunications Company (Telecommunication Services, Wireless Telecommunication Services)(i)	4,182,483
250,000	Starwood Property Trust Incorporated (Financials, Real Estate Investment Trusts (REITs))	5,627,500
300,000	VeriSign Incorporated (Information Technology, Internet Software & Services)	10,095,000
		120,278,577

Total Common Stocks (Cost $317,978,102)		337,930,100

Principal		Interest Rate	Maturity Date

Corporate Bonds and Notes: 1.19%

United States: 1.19%
100,000	Ares Capital Corporation (Financials,Capital Markets)	7.75%	10/15/2040	2,439,000
4,000,000	Regions Financing Trust II (Financials,Consumer Finance)	6.63	05/15/2047	3,540,000

Total Corporate Bonds and Notes (Cost $6,004,582)				5,979,000

Shares

Preferred Stocks: 26.11%

		Dividend
		Yield

Canada: 0.30%
59,058	Nexen Incorporated (Energy, Oil, Gas & Consumable Fuels)	7.35	1,484,718

Netherlands: 0.19%
45,000	Aegon NV (Financials, Insurance)	6.50	968,850

United Kingdom: 1.38%
225,000	Barclays Bank plc (Financials, Commercial Banks)	8.13	5,802,750
50,000	National Westminster Bank plc (Financials, Commercial Banks)	7.76	1,136,000

			6,938,750

United States: 24.24%
20,000	ATP Oil & Gas Corporation (Energy, Oil, Gas & Consumable Fuels) ††	8.00	1,944,680
100,000	Bank of America Corporation Series 3 (Financials, Diversified Financial Services)	6.38	2,243,000
100,000	Bank of America Corporation Series 5 (Financials, Diversified Financial Services) ±	6.37	1,818,000
50,000	Bank of America Corporation Series 8 (Financials, Diversified Financial Services)	8.63	1,316,000
90,000	Bank of America Corporation Series H (Financials, Diversified Financial Services)	8.20	2,294,100
135,000	Branch Banking & Trust Capital Trust VII (Financials, Commercial Banks)	8.10	3,615,300
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

		Dividend
Shares	Security Name	Yield	Value

United States (continued)
100,000	Citigroup Capital XII (Financials, Commercial Banks)	8.50%	$2,630,000
66,124	Connecticut Light & Power Company Series 1963 (Utilities, Electric Utilities)	4.50	2,527,180
53,850	Consolidated Edison Incorporated Series A (Utilities, Electric Utilities)	5.00	4,903,581
30,214	Constellation Energy Group Incorporated Series A (Utilities, Independent Power Producers & Energy Traders)	8.63	808,225
110,000	Deutsche Bank Contingent Capital Trust V (Financials, Commercial Banks)	8.05	2,861,100
105,000	Duquesne Light Company (Utilities, Electric Utilities)	6.50	5,152,867
22,210	E.I. DuPont de Nemours & Company (Materials, Chemicals)	4.50	2,002,898
25,000	Entergy Arkansas Incorporated (Utilities, Electric Utilities)	5.75	625,750
400,000	Entergy Arkansas Incorporated (Utilities, Electric Utilities)	6.45	9,925,000
13,578	Entergy Arkansas Incorporated Series 1965 (Utilities, Electric Utilities)	4.56	1,044,234
75,000	Entergy Louisiana LLC (Utilities, Electric Utilities)	5.88	1,881,750
200,000	Entergy Louisiana LLC (Utilities, Electric Utilities)	6.95	19,643,760
11,893	Entergy New Orleans Incorporated (Utilities, Electric Utilities)	5.56	1,032,057
89,600	Fifth Third Capital Trust VII (Financials, Commercial Banks)	8.88	2,368,128
200,000	First Potomac Realty Trust Series A (Financials, Real Estate Investment Trusts (REITs))	7.75	5,024,000
500	FPC Capital Trust I Series A (Utilities, Multi-Utilities)	7.10	12,785
46,090	Hawaiian Electric Company (Utilities, Electric Utilities)	4.75	737,440
40,000	Hawaiian Electric Company (Utilities, Electric Utilities)	5.25	731,252
40,000	Heller Financial Incorporated (Financials, Diversified Financial Services)	6.69	3,787,500
9,000	Heller Financial Incorporated (Financials, Diversified Financial Services)	6.95	891,844
8,700	Interstate Power & Light Company (Utilities, Electric Utilities)	8.38	248,820
172,100	MetLife Incorporated (Financials, Insurance)	6.50	4,266,359
19,840	Pacific Enterprises Incorporated (Utilities, Gas Utilities)	4.40	1,603,320
130,000	Pacific Gas & Electric Company (Utilities, Electric Utilities)	4.80	2,782,000
126,000	Pacific Gas & Electric Company Series D (Utilities, Electric Utilities)	5.00	2,809,800
39,900	Pacific Gas & Electric Company Series I (Utilities, Electric Utilities)	4.36	788,025
100,000	Protective Life Corporation (Financials, Insurance)	8.00	2,259,000
48,000	Prudential Financial Incorporated (Financials, Insurance)	9.00	1,336,320
80,000	Red Lion Hotels Capital Trust (Consumer Discretionary, Hotels, Restaurants & Leisure)	9.50	2,037,600
30,000	Royal Bank of Scotland Group plc ADR (Financials, Commercial Banks)	5.75	532,500
12,000	SCANA Corporation Series A (Utilities, Multi-Utilities)	7.70	332,160
85,000	Southern California Edison Company Series D (Utilities, Electric Utilities)	4.32	1,665,150
48,000	SunTrust Capital IX (Financials, Commercial Banks)	7.88	1,249,920
10,000	Union Electric Company (Utilities, Electric Utilities)	4.50	737,265
120,000	Vornado Realty LP (Financials, Real Estate Investment Trusts (REITs))	7.88	3,225,600
52,320	Xcel Energy Incorporated (Utilities, Multi-Utilities)	4.10	3,896,208
30,030	Xcel Energy Incorporated (Utilities, Multi-Utilities)	4.16	2,492,490
19,880	Xcel Energy Incorporated (Utilities, Multi-Utilities)	4.56	1,664,751
5,717,000	Zions Bancorporation (Financials, Commercial Banks)	6.00	5,755,647

			121,505,366

Total Preferred Stocks (Cost $122,492,813)			130,897,684

Investment Companies: 0.86%

United States: 0.86%
175,000	Tortoise Energy Capital Corporation		4,319,000

Total Investment Companies (Cost $4,375,000)			4,319,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

Shares	Security Name		Yield	Value

Short-Term Investments: 0.29%

Investment Companies: 0.29%
1,464,137	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12%	$1,464,137
Total Short-Term Investments (Cost $1,464,137)				1,464,137

Total Investments in Securities (Cost $452,314,634)*		95.86%		480,589,921
Other Assets and Liabilities, Net		4.14		20,750,080

Total Net Assets		100.00%		$501,340,001

†	Non-income earning securities.

#	All or a portion of this security segregated as collateral for written options.

(i)	Illiquid security.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $458,053,872 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$37,306,552
Gross unrealized depreciation	(14,770,503)

Net unrealized appreciation	$22,536,049
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO PORTFOLIOS OF INVESTMENTS (unaudited)	January 31, 2011

The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Investments in open-end mutual funds are valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Foreign currency translation
The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.
The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.
Options

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of January 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$337,930,100	$0	$0	$337,930,100
Preferred stocks	72,218,682	58,679,002	0	130,897,684
Investment companies	4,319,000	0	0	4,319,000
Corporate bonds and notes	0	5,979,000	0	5,979,000
Short-term investments
Investment companies	1,464,137	0	0	1,464,137

	$415,931,919	$64,658,002	$0	$480,589,921

As of January 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total

Written options	$(17,925)	$(161,249)	$0	$(179,174)
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred stocks
Balance as of October 31, 2010	$749,700
Accrued discounts (premiums)	0
Realized gains (losses)	(18,012)
Change in unrealized gains (losses)	0
Purchases	(731,688)
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of January 31, 2011	$0

Change in unrealized gains (losses) included in earnings relating to securities still held at January 31, 2011	$0

DERIVATIVE TRANSACTIONS
During the three months ended January 31, 2011, the Fund entered into written options for hedging purposes, in order to reduce market exposure.
During the three months ended January 31, 2011, the Fund had written option activities as follows:

	Number of	Premiums
	Contracts	Received

Options outstanding at October 31, 2010	11,446	$1,404,145
Options written	21,424	990,317
Options expired	(19,122)	(1,745,888)
Options terminated in closing purchase transactions	(6,539)	(309,422)

Options outstanding at January 31, 2011	7,209	$339,152

Open call options written at January 31, 2011 were as follows for the Fund:

Expiration		Number of	Strike	Market	Premiums
Date	Issuer Name	Contracts	Price	Value	Received

February 2011	AEX Index	420	383 EUR	$4,537	$14,462
February 2011	CAC Index	377	4,274 EUR	9,758	22,766
February 2011	Comcast Corporation, Class A	717	24 USD	17,925	25,547
February 2011	DAX Index	428	7,517 EUR	4,985	16,530
February 2011	IBEX Index	1,396	11,543 EUR	63,779	84,862
February 2011	NDX Index	89	2,436 USD	6,481	18,409
February 2011	OMX Index	1,185	1,216 SEK	15,264	26,835
February 2011	RTY Index	263	828 USD	26,347	61,647
February 2011	S&P 400 Midcap Index	223	976 USD	17,510	28,758
February 2011	SPY Index	1,601	137 USD	4,563	10,326
February 2011	SX5E Index	510	3,163 EUR	8,025	29,010
The Fund had average premiums received on written options in the amount of $473,076 during the three months ended January 31, 2011.

ITEM 2. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Advantage Global Dividend Opportunity Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Global Dividend Opportunity Fund
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	March 29, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Global Dividend Opportunity Fund
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	March 29, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date:	March 29, 2011